STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	May 17, 2022	May 24, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance				52,264		250,000	250,000
Granted, Number of share of restricted stock (shares)	46,688			130,560
Stock-based compensation	$ 386	$ 378		$ 1,280	$ 1,469
Common stock reserved for issuance to participants	50,420
Coit Staffing, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation			$ 0		$ 16
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	50,524	46,630		150,844	115,924
Stock-based compensation	$ 386	$ 378		$ 1,173	$ 1,453
Total compensation cost not yet recognized	$ 1,705			$ 1,445	$ 1,346
Weighted average service period	9 months 18 days			10 months 24 days	10 months 24 days
Restricted stock units | Non-Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	3,836
Number outstanding	240,031
Restricted stock units, type 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	35,392			32,708
Non employee director restricted stock unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)				20,284	20,728
Number outstanding				234,150
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation				$ 0	$ 16
Restricted stock | Coit Staffing, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted during period, shares, acquisitions				52,226
Restricted stock units, type 1 and 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	46,688			47,647	1,250
Restricted stock units, type 1 and 2 | Global Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)				65,105
Restricted Stock Units (RSUs), Time-based, Not subject to performance conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)				12,540
Restricted stock units, time
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)	1,250			82,913
Vesting period two | Restricted stock units, type 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of share of restricted stock (shares)		43,147			28,841